Document and Entity Information	12 Months Ended
Sep. 30, 2011
Risk/Return:
Document Type	Other
Document Period End Date	May 31, 2011
Registrant Name	ING EQUITY TRUST
Central Index Key	0001063946
Amendment Flag	false
Document Creation Date	Sep. 21, 2012
Document Effective Date	Sep. 21, 2012
Prospectus Date	Sep. 30, 2011